Long-term debt - Schedule of Maturities on Senior Financing (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
2020	$ 13,567
2021	28,994
2022	3,904
2023	2,342
2024 and thereafter	72
Long-term debt	48,879
Convertible debt
Debt Instrument [Line Items]
2020	0
2021	17,431
2022	0
2023	0
2024 and thereafter	0
Long-term debt	17,431
Other bank financing
Debt Instrument [Line Items]
2020	4,378
2021	338
2022	389
2023	0
2024 and thereafter	0
Long-term debt	5,105
Senior financing
Debt Instrument [Line Items]
2020	741
2021	834
2022	929
2023	0
2024 and thereafter	0
Long-term debt	2,504
Capital lease obligations
Debt Instrument [Line Items]
2020	590
2021	545
2022	275
2023	150
2024 and thereafter	72
Long-term debt	1,632
Term loan facilities
Debt Instrument [Line Items]
2020	7,858
2021	9,846
2022	2,311
2023	2,192
2024 and thereafter	0
Long-term debt	$ 22,207